Financial Instrument Risk Management - Mortgages and Loans by Geographic Location and Type (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 143,061	$ 137,691
Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,433	15,493
Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	30,389	27,312
Mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	46,822	42,805
Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,202	4,291
Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,228	4,261
Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,375	4,582
Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,906	1,660
Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	722	699
Canada | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,557	8,390
Canada | Mortgages | Canada Mortgage And Housing Corporation
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,537	3,171
Canada | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,238	13,265
Canada | Mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,795	21,655
Canada | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,921	2,027
Canada | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,811	1,898
Canada | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,455	3,214
Canada | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	752	670
Canada | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	618	581
United States | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,876	7,103
United States | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,458	9,542
United States | Mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,334	16,645
United States | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,281	2,264
United States | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,417	2,363
United States | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,920	1,368
United States | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,154	990
United States | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	104	118
United Kingdom | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,547	1,678
United Kingdom | Mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,547	1,678
United Kingdom | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,146	2,827
Other countries | Mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,146	2,827
Other countries | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0	$ 0